NOTES PAYABLE AND PROMISSORY NOTES (Details Narrative) - USD ($)		1 Months Ended		7 Months Ended	9 Months Ended
	Sep. 10, 2021	Apr. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Feb. 20, 2020
Defined Benefit Plan Disclosure [Line Items]
Financing cost		$ 30,942	$ 75,702
Interest rate		7.64%	8.64%
Periodic payment		$ 753	$ 1,211
Payments term		48 months	72 months
Shareholders' equity			$ (1,141,855)	$ (304,861)	$ 4,788,904
Proceeds from initial public offering				$ 0	2,205,440
Promissory Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible Debt					$ 2,000,000.0
Debt instrument interest rate	6.00%
Shares issued	266,664
Issuance costs	$ 161,000
Shareholders' equity	65,000
Proceeds from initial public offering	$ 2,007,333